SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease cost
Short-term lease cost	3,834	3,475	5,845	7,498
Variable lease cost
Total lease cost	$ 3,834	$ 3,475	$ 5,845	$ 7,498